Nov. 27, 2019

BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated July 23, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)

of the Fund, each dated November 27, 2019, as supplemented to date

Effective immediately, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

References to the Fund’s investment in equity and/or fixed-income mutual funds (“underlying funds”) or exchange-traded funds (“ETFs”) as a principal strategy are deleted in their entirety.

The sections of the Fund’s Summary Prospectuses and Prospectuses entitled “Principal Risks of Investing in the Fund—Affiliated Fund Risk,” “—Concentration Risk” and “—Risks of Investing in Closed-End Funds,” are amended to delete such sections in their entirety.

The section of the Fund’s Summary Prospectuses and Prospectuses entitled “Principal Risks of Investing in the Fund—Allocation Risk” is amended to delete such section in its entirety and replace it with the following:

Allocation Risk — The Fund’s ability to achieve its investment objective depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes may be incorrect in view of actual market conditions.

The sections of the Fund’s Summary Prospectuses and Prospectuses entitled “Principal Risks of Investing in the Fund—Investment in Other Investment Companies Risk” and “—Securities Lending Risk” are amended to move such sections to the section of the Fund’s Prospectuses entitled “Details About the Fund—Investment Risks” beneath the lead-in “The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:”:

The sections of the Fund's Summary Prospectuses and Prospectuses, as applicable, entitled "Key Facts About BlackRock Multi-Asset Income Portfolio—Principal Risks of Investing in the Fund—Principal ETF-Specific Risks," "Details About the Fund—Investment Risks—Investment in a Particular Geographic Region or Country Risk," "Details About the Fund—Investment Risks—Investments in a Particular Market Segment," and "Details About the Fund—Investment Risks—ETF-Specific Risks" are amended to delete such sections in their entirety.